Expense Example - SA Multi-Managed Income-Equity Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 3 Years	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	117	374	650	1,440	132	421	730	1,609	143	452	783	1,721